Acquired Intangible Assets, Net - Summary of Acquired Intangible Assets, Net (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 23, 2012	Aug. 23, 2012 Assembled Workforce [Member]	Aug. 23, 2012 Intellectual Property [Member]	May 31, 2013 Montage Macao License [Member]
Acquired Intangible Assets [Line Items]
Consideration for assets acquired						$ 2,016
Cash consideration for intangible assets							1,900	0
Cash consideration for computers and office equipment						116
Research and development workforce, amortization period							18 months
Cash consideration for intangible assets	$ 484	$ 950	$ 1,926	$ 159	$ 90				$ 129